Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Current expense:
Federal					$ 14,588	$ 13,183	$ 9,081
State					2,422	2,552	1,979
Total current expense					17,010	15,735	11,060
Deferred (benefit)/expense:
Federal					(4,765)	553	(680)
State					(771)	(89)	(746)
Total deferred (benefit)/expense					(5,536)	464	(1,426)
Provision for income taxes	$ 2,731	$ 7,949	$ 13,739	$ 15,312	$ 11,474	$ 16,199	$ 9,634